Share-based Payment Arrangements - Summary of Information About USIE Option Plans (Detail) - USIE option plans [member] shares in Thousands	12 Months Ended
Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	8,349
Number of options, forfeited | shares	(7)
Number of options, exercised | shares	(8,342)
Number of options, Ending balance | shares	0
Number of options, exercisable, end of year | shares	0
Weighted average exercise price, Beginning balance | $ / shares	$ 2.3
Weighted average exercise price, Options forfeited | $ / shares	2.9
Weighted average exercise price, Options exercised | $ / shares	2.3
Weighted average exercise price, Ending balance | $ / shares	0
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 0